Note 7 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2019	2018
Current provision:
Federal	$-	$-
State	-	-
Foreign	-	-
Total current provision	-	-

Deferred provision (benefit):
Federal	(545,792)	7,726
State	1,001,786	(2,749,386)
Foreign	-	-
Total deferred provision (benefit)	455,994	(2,741,660)
Valuation allowance	(455,994)	2,741,660
Consolidated income tax provision	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2019	2018
Federal statutory rate	(21.0%)	(21.0%)
State income taxes, net of Federal benefits	(5.3%)	(5.0%)
Rate changes	(6.4%)	(66.3%)
Change in fair value of liability classified warrants	(1.6%)	(17.3%)
Other, including non-deductible expenses	28.8%	53.9%
Valuation allowance	5.5%	55.7%
Total	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2019	2018
Net operating loss carryforwards	$43,190,604	$42,580,533
Stock based compensation expense	2,605,277	2,643,471
Tax credit carryforwards and other	889,372	1,005,255
Gross deferred tax assets	46,685,253	46,229,259

Valuation allowance	(46,685,253)	(46,229,259)
Net deferred tax assets	$-	$-